Premiums Receivable - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of insurance [line items]
Premiums receivable	¥ 17,281	¥ 15,648
Not later than one year [member] | Cost [member]
Disclosure of insurance [line items]
Premiums receivable	¥ 17,205	¥ 15,607